NOTE RECEIVABLE (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Jan. 29, 2021
NOTE RECEIVABLE
Outstanding principal balance	$ 0	$ 7,500,000
Outstanding interest balance	0	262,192
Notes Receivable
NOTE RECEIVABLE
Principal amount	$ 7,800,000			$ 7,500,000
Interest rate (in percent)	2.00%			2.00%
Outstanding principal balance	$ 7,800,000	7,500,000
Interest income	37,808	262,192	$ 113,014
Outstanding interest balance	$ 0	$ 262,192